Retirement Benefits (Components of Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
United States
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	2	3	2
Expected return on plan assets	(3)	(3)	(3)
Prior service cost amortization	0	0	0
Recognized actuarial loss	2	2	2
Net periodic benefit cost	1	2	1
Int’l
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2	2
Interest cost	39	50	50
Expected return on plan assets	(59)	(77)	(80)
Prior service cost amortization	1	1	0
Recognized actuarial loss	22	16	26
Net periodic benefit cost	$ 5	$ (8)	$ (2)